Schedule of Fair Value of Warrant Liabilities at December 31, 2013 (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 1	0.26
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 2	0.26
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 3	$ 1
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 4	5
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 5	1
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 6	138.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 7	306.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 8	138.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 9	306.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 10	0.55
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 11	0.25
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 12	$ 0.43
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 13	0.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At December 31, 2013 14	0.00%